INVENTORIES (Details) - Schedule of inventories - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw materials	$ 992	$ 1,015	$ 673
Work-in-process	605	867	429
Finished goods	1,410	1,512	1,306
Total inventories	$ 3,007	$ 3,394	$ 2,408